Tax Status	12 Months Ended
Dec. 31, 2025
EBP 104 [Member]
EBP, Tax Status [Line Items]
Tax Status	3. Tax Status

The Internal Revenue Service ("IRS") has determined and informed the Company by a letter dated April 3, 2018, that the Plan and related trust are designed in accordance with applicable sections of the IRC. Although the Plan has been amended since receiving the determination letter, the Plan’s administrator believes that the Plan is designed and is currently being operated in compliance with the applicable sections of the IRC. The related trust is exempt from federal income tax under section 501(a) of the IRC.